Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 10,150	$ 9,238
Net current period other comprehensive income (loss)	553	104
Ending Balance	11,441	10,150
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	25	(79)
Other comprehensive income (loss) before reclassifications	531	(19)
Amounts reclassified from accumulated other comprehensive income loss	22	123
Net current period other comprehensive income (loss)	553	104
Ending Balance	578	25
Unrealized gain (loss) on translation of self-sustaining foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	10	52
Other comprehensive income (loss) before reclassifications	629	(42)
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	629	(42)
Ending Balance	639	10
Net change in net investment hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	35	30
Other comprehensive income (loss) before reclassifications	(97)	5
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	(97)	5
Ending Balance	(62)	35
(Losses) gains on derivatives recognized as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	18	1
Other comprehensive income (loss) before reclassifications	0	18
Amounts reclassified from accumulated other comprehensive income loss	(2)	(1)
Net current period other comprehensive income (loss)	(2)	17
Ending Balance	16	18
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1)	(1)
Other comprehensive income (loss) before reclassifications	(1)	0
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	(1)	0
Ending Balance	(2)	(1)
Net change in unrecognized pension and post-retirement benefit costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(37)	(161)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income loss	24	124
Net current period other comprehensive income (loss)	24	124
Ending Balance	$ (13)	$ (37)